Investment In Millburn Multi-Markets Trading L.P.	12 Months Ended
Dec. 31, 2013
Millburn Multi-Markets Fund L.P. [Member]
Investment In Millburn Multi-Markets Trading L.P.
3.	INVESTMENT IN MILLBURN MULTI-MARKETS TRADING L.P.

During the years ended December 31, 2013 and 2012, the Partnership invested substantially all of its assets in Millburn Multi-Markets Trading L.P. At December 31, 2013 and 2012, the Partnership's investment in the Master Fund represents 59.64% and 68.43%, respectively, of total partners' capital of the Master Fund.

As the Partnership's sole investing activity during the years ended December 31, 2013 and 2012 consisted of its investment in the Master Fund, all amounts reflected in the Statements of Operations represent the Partnership's allocated amount of each item of income and expense from the Master Fund.

The Partnership may make additional contributions to or redemptions from its investment in the Master Fund on a monthly basis subject to approval of the General Partner of the Master Fund.

The General Partner of the Master Fund may have different management fee and profit share allocation agreements for the partners of the Partnership as disclosed in the Master Fund's financial statements included in Section II of this annual report.

Millburn Multi-Markets Trading L.P. [Member]
Investment In Millburn Multi-Markets Trading L.P.
9.	INVESTORS IN MILLBURN MULTI-MARKETS TRADING L.P.

The U.S. Feeder and Cayman Feeder invest substantially all of their assets in the Partnership, and the Cayman SPC Feeder invests approximately two-thirds of its assets in the Partnership. For the years ended December 31, 2013 and 2012, respective ownership percentages of the Partnership are detailed below:

	2013	2012

U.S. Feeder	59.64%	68.43%
Cayman Feeder	3.60	3.32
Cayman SPC Feeder	23.54	16.26

Total	86.78%	88.01%

The remaining interests are held by direct investors in the Partnership.

The capital withdrawals payable at December 31, 2013 and 2012 were $8,971,204 and $6,313,976, respectively, detailed below. There were no redemptions payable to the Cayman SPC Feeder at December 31, 2013 and 2012.

	2013	2012
Direct investors (1)	$1,509,279	$719,707
U.S. Feeder (2)	7,461,925	5,594,269

Total	$8,971,204	$6,313,976

(1) Includes General Partner redemptions at December 31, 2013 and 2012 of $9,279 and $249,786, respectively

(2) Net of redemption penalty payable at December 31, 2013 and 2012 of $0 and $2,510, respectively